Summary of Principal Accounting Policies - VIE percentages (Details) - item	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable interest entity
Number of terms in arrangements to provide financial support to VIEs	0
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Percentage of consolidated revenues contributed by VIE	31.00%	37.00%	65.00%
Percentage of consolidated net income contributed by VIE	105.00%	55.00%	63.00%
Percentage of consolidated total assets contributed by VIE	40.00%	43.00%